Document and Entity Information	Nov. 12, 2026
Document and Entity Information
Document Type	8-K/A
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	Park Dental Partners, Inc.
Entity Incorporation, State or Country Code	MN
Entity File Number	001-42967
Entity Tax Identification Number	93-2020683
Entity Address, Address Line One	2200 County Road C West
Entity Address, Adress Line Two	Suite 2210
Entity Address, City or Town	Roseville
Entity Address State Or Province	MN
Entity Address, Postal Zip Code	55113
City Area Code	651
Local Phone Number	633-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PARK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0002069604
Amendment Flag	false